UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number   811-21579
Nuveen Floating Rate Income Opportunity Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        7/31
Date of reporting period:    4/30/2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Floating Rate Income Opportunity Fund (JRO)
April 30, 2008

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value

	Variable Rate Senior Loan Interests – 144.6% (85.0% of Total Investments) (4)

	Aerospace & Defense – 0.7% (0.4% of Total Investments)

$574	DAE Aviation Holdings, Inc., Term Loan B-1	6.520%	7/31/14	BB-	$565,313
571	DAE Aviation Holdings, Inc., Term Loan B-2	6.650%	7/31/14	BB-	561,515
1,150	Transdigm, Inc., Term Loan B	4.655%	6/23/13	BB-	1,099,688

2,295	Total Aerospace & Defense				2,226,516

	Airlines – 2.9% (1.7% of Total Investments)

1,985	Delta Air Lines, Inc., Term Loan	6.149%	4/30/14	B	1,588,000
4,950	Northwest Airlines, Inc., DIP Term Loan	4.720%	8/21/13	BB	4,313,925
4,629	United Air Lines, Inc., Term Loan B	4.838%	2/01/14	BB-	4,012,738

11,564	Total Airlines				9,914,663

	Auto Components – 1.0% (0.6% of Total Investments)

1,452	Accuride Corporation, Term Loan	6.244%	1/31/12	BB-	1,408,203
1,982	Lear Corporation, Term Loan	5.227%	4/25/12	BB-	1,910,153

3,434	Total Auto Components				3,318,356

	Building Products – 7.4% (4.3% of Total Investments)

1,750	Atrium Companies, Inc., Term Loan	6.466%	5/31/12	BB-	1,469,893
4,938	Building Materials Corporation of America, Term Loan	5.688%	2/22/14	BB-	4,155,991
3,000	Building Materials Corporation of America, Term Loan, Second Lien	8.688%	9/15/14	Caa2	1,892,501
9,650	Nortek, Inc., Term Loan B	5.302%	8/27/11	Ba3	8,733,250
3,406	Stile Acquisition Corporation, Canadian Term Loan	4.893%	4/05/13	BB-	3,086,282
3,412	Stile Acquisition Corporation, Term Loan B	4.892%	4/05/13	BB-	3,091,540
2,955	TFS Acquisition, Term Loan	6.196%	8/11/13	B+	2,748,150

29,111	Total Building Products				25,177,607

	Capital Markets – 1.5% (0.9% of Total Investments)

2,302	Ameritrade Holdings Corporation, Term Loan B	4.370%	12/31/12	Ba1	2,252,476
480	BNY Convergex Group LLC, Incremental Delayed Draw Term Loan, (5), (6)	1.500%	10/02/13	B2	(44,431)
343	BNY Convergex Group LLC, Incremental Term Loan	5.700%	10/02/13	B2	323,242
2,786	BNY Convergex Group LLC, Term Loan	5.700%	10/02/13	B+	2,629,018

5,911	Total Capital Markets				5,160,305

	Chemicals – 7.1% (4.1% of Total Investments)

800	Celanese Holdings LLC, Credit Linked Deposit	2.703%	4/02/14	BB+	774,500
3,168	Celanese Holdings LLC, Term Loan C	4.188%	4/02/14	BB+	3,067,020
1,536	Foamex LP, Term Loan B	5.972%	2/12/13	B1	1,271,429
2,978	Hercules Offshore, Inc., Term Loan	4.450%	7/11/13	BB	2,908,025
2,421	Hexion Specialty Chemicals, Inc., Term Loan C-1	4.938%	5/05/13	Ba3	2,289,061
526	Hexion Specialty Chemicals, Inc., Term Loan C-2	5.000%	5/05/13	Ba3	497,249
3,023	Huntsman International LLC, Term Loan	4.636%	4/19/14	BB+	2,933,319
1,259	JohnsonDiversey, Inc., Delayed Term Loan	5.112%	12/16/10	Ba2	1,197,576
1,455	Lucite International, Term Loan B-1	5.150%	7/07/13	BB-	1,304,953
515	Lucite International, Term Loan B-2	5.150%	7/07/13	BB-	462,062
7,760	Rockwood Specialties Group, Inc., Term Loan E	4.399%	7/30/12	BB+	7,403,253

25,441	Total Chemicals				24,108,447

	Commercial Services & Supplies – 1.8% (1.1% of Total Investments)

664	Allied Waste North America, Letter of Credit	4.109%	3/28/14	BBB-	642,772
1,104	Allied Waste North America, Term Loan B	4.383%	3/28/14	BBB-	1,068,854
119	Aramark Corporation, Letter of Credit, WI/DD	TBD	TBD	BB	114,736
1,881	Aramark Corporation, Term Loan, WI/DD	TBD	TBD	BB	1,806,014
27	Cenveo Corporation, Delayed Term Loan	4.349%	6/21/13	BB	25,501
957	Cenveo Corporation, Term Loan	4.349%	6/21/13	BB+	893,180
980	NCO Financial Systems, Inc., Term Loan	7.200%	5/15/13	BB-	917,700
886	Workflow Holdings Corporation, Term Loan	8.000%	11/30/11	BB-	778,249

6,618	Total Commercial Services & Supplies				6,247,006

	Communications Equipment – 0.7% (0.4% of Total Investments)

2,645	Aspect Software, Inc., Term Loan B	5.625%	7/11/11	BB-	2,479,364

	Consumer Finance – 0.5% (0.3% of Total Investments)

1,933	Peach Holdings Inc., Term Loan	7.138%	11/30/13	B	1,580,500

	Containers & Packaging – 4.8% (2.8% of Total Investments)

495	Amscan Holdings Inc., Term Loan	5.156%	5/25/13	B1	423,225
13,601	Graham Packaging Company, L.P., Term Loan	5.037%	10/07/11	B+	12,922,184
611	Smurfit-Stone Container Corporation, Deposit-Funded Commitment	4.684%	11/01/10	BB	596,180
685	Smurfit-Stone Container Corporation, Term Loan B	5.013%	11/01/11	BB	668,391
1,302	Smurfit-Stone Container Corporation, Term Loan C	5.029%	11/01/11	BB	1,269,651
409	Smurfit-Stone Container Corporation, Tranche C-1	4.709%	11/01/11	BB	398,477

17,103	Total Containers & Packaging				16,278,108

	Diversified Consumer Services – 3.3% (1.9% of Total Investments)

6,965	Cengage Learning Acquisitions, Inc., Term Loan	5.342%	7/05/14	B+	6,474,546
258	Laureate Education, Inc., Delayed Term Loan, (5), (6)	1.000%	8/17/14	B1	(19,097)
1,733	Laureate Education, Inc., Term Loan B	5.966%	8/17/14	B1	1,604,967
3,409	West Corporation, Term Loan	5.320%	10/24/13	BB-	3,124,752

12,365	Total Diversified Consumer Services				11,185,168

	Diversified Telecommunication Services – 8.6% (5.1% of Total Investments)

1,990	Alltel Communications, Inc., Term Loan B3	5.466%	5/18/15	BB-	1,832,596
948	Choice One Communications, Term Loan B	6.813%	6/30/12	B2	810,418
2,970	Crown Castle Operating Company, Term Loan	4.196%	1/26/14	BB+	2,782,984
2,000	Intelsat, Term Loan	5.200%	2/01/14	B	1,998,500
1,945	Intelsat, Tranche B, Term Loan	5.184%	7/01/13	BB	1,863,669
4,274	Intelsat, Tranche B-2, Term Loan A	5.184%	1/03/14	BB-	4,061,783
4,273	Intelsat, Tranche B-2, Term Loan B	5.184%	1/03/14	BB-	4,060,561
4,273	Intelsat, Tranche B-2, Term Loan C	5.184%	1/03/14	BB-	4,060,561
4,533	Level 3 Financing, Inc., Term Loan	4.962%	3/13/14	B+	4,209,200
3,940	MetroPCS Wireless, Inc., Term Loan	5.317%	11/03/13	Ba3	3,722,479

31,146	Total Diversified Telecommunication Services				29,402,751

	Electric Utilities – 5.2% (3.1% of Total Investments)

1,028	Calpine Corporation, DIP Revolver, (5)	2.365%	3/31/14	B+	204,861
8,465	Calpine Corporation, DIP Term Loan	5.575%	3/31/14	B+	7,978,881
188	MACH Gen LLC, Synthetic Letter of Credit	4.696%	2/22/13	B+	181,953
1,787	MACH Gen LLC, Term Loan	5.100%	2/22/14	B+	1,734,284
2,137	Murray Energy Corporation, Term Loan	13.438%	1/28/11	N/R	2,029,675
3,980	TXU Corporation, Term Loan B-2	6.579%	10/10/14	Ba3	3,818,313
1,990	TXU Corporation, Term Loan B-3	6.583%	10/10/14	Ba3	1,907,788

19,575	Total Electric Utilities				17,855,755

	Electrical Equipment – 0.8% (0.5% of Total Investments)

2,992	Allison Transmission Holdings, Inc., Term Loan	5.573%	8/07/14	BB-	2,812,665

	Electronic Equipment & Instruments – 0.5% (0.3% of Total Investments)

1,965	Sensata Technologies B.V., Term Loan	4.663%	4/27/13	BB	1,794,700

	Energy Equipment & Services – 0.3% (0.2% of Total Investments)

953	PGS Finance, Inc., Term Loan	4.450%	6/29/15	Ba2	924,733

	Food Products – 1.1% (0.6% of Total Investments)

366	Dole Food Company, Inc., Deposit-Funded Commitment	4.710%	4/12/13	Ba3	341,666
806	Dole Food Company, Inc., Term Loan B	5.020%	4/12/13	Ba3	753,373
2,688	Dole Food Company, Inc., Term Loan C	4.835%	4/12/13	Ba3	2,511,241

3,860	Total Food Products				3,606,280

	Health Care Equipment & Supplies – 0.7% (0.4% of Total Investments)

1,427	Symbion, Inc., Term Loan A	6.136%	8/01/13	Ba3	1,258,886
1,427	Symbion, Inc., Term Loan B	6.136%	8/01/14	Ba3	1,258,886

2,854	Total Health Care Equipment & Supplies				2,517,772

	Health Care Providers & Services – 9.4% (5.5% of Total Investments)

3,096	HCA, Inc., Term Loan	4.946%	11/18/13	BB	2,944,980
3,795	HCA, Inc., Term Loan A	4.696%	11/18/12	BB	3,590,659
4,859	Health Management Associates, Inc., Term Loan	4.446%	2/28/14	BB-	4,496,394
1,679	HealthSouth Corporation, Term Loan	5.230%	3/10/13	BB-	1,597,794
1,276	IASIS Healthcare LLC, Delayed Term Loan	4.863%	3/14/14	Ba2	1,222,389
340	IASIS Healthcare LLC, Letter of Credit	2.781%	3/14/14	Ba2	325,970
3,696	IASIS Healthcare LLC, Term Loan	4.881%	3/14/14	Ba2	3,541,749
519	LifePoint Hospitals, Inc., Term Loan B	4.710%	4/18/12	BB	499,488
14,527	Vanguard Health Holding Company II LLC, Replacement Term Loan	5.134%	9/23/11	Ba3	14,030,450

33,787	Total Health Care Providers & Services				32,249,873

	Health Care Technology – 0.5% (0.3% of Total Investments)

1,896	Emdeon Business Services LLC, Term Loan	4.700%	11/18/13	BB-	1,790,091

	Hotels, Restaurants & Leisure – 8.5% (5.0% of Total Investments)

3,922	24 Hour Fitness Worldwide, Inc., Term Loan B	5.933%	6/08/12	Ba3	3,510,598
371	CBRL Group, Inc., Term Loan B-2	4.620%	4/28/13	BB	351,301
2,948	Cedar Fair LP, Term Loan	4.863%	8/30/12	BB	2,810,768
333	Fontainebleau Las Vegas LLC, Delayed Term Loan, (5), (6)	2.000%	6/06/14	B+	(53,333)
667	Fontainebleau Las Vegas LLC, Term Loan	6.258%	6/06/14	B+	560,000
1,907	Green Valley Ranch Gaming LLC, Term Loan B	4.932%	2/16/14	BB-	1,535,355
2,985	Orbitz Worldwide, Inc., Term Loan	5.794%	7/25/14	BB-	2,567,100
1,950	Penn National Gaming, Inc., Term Loan B	4.931%	10/03/12	BBB-	1,890,417
1,985	Travelport LLC, Delayed Term Loan	5.113%	8/23/13	BB-	1,824,215
714	Travelport LLC, Letter of Credit	4.946%	8/23/13	BB-	659,707
3,557	Travelport LLC, Term Loan	5.113%	8/23/13	BB-	3,287,841
2,000	Venetian Casino Resort LLC, Delayed Term Loan, (5), (6)	0.750%	5/23/14	BB	(158,409)
7,940	Venetian Casino Resort LLC, Term Loan	4.450%	5/23/14	BB	7,311,116
3,283	Wintergames Holdings, Term Loan	6.141%	10/23/08	N/R	3,127,138

34,562	Total Hotels, Restaurants & Leisure				29,223,814

	Household Durables – 1.7% (1.0% of Total Investments)

6,137	Jarden Corporation, Term Loan	4.446%	1/24/12	BB-	5,850,823

	Household Products – 2.3% (1.3% of Total Investments)

8,055	Prestige Brands, Inc., Term Loan B	6.897%	4/06/11	BB-	7,792,868

	Independent Power Producers & Energy Traders – 1.7% (1.0% of Total Investments)

1,962	NRG Energy, Inc., Credit Linked Deposit	2.596%	2/01/13	Ba1	1,886,750
4,017	NRG Energy, Inc., Term Loan	4.196%	2/01/13	Ba1	3,863,161

5,979	Total Independent Power Producers & Energy Traders				5,749,911

	Insurance – 1.4% (0.8% of Total Investments)

778	Affirmative Insurance Holdings Inc., Term Loan	7.761%	1/31/14	B1	664,896
5,366	Conseco, Inc., Term Loan	4.863%	10/10/13	Ba3	4,114,268

6,144	Total Insurance				4,779,164

	Internet Software & Services – 1.0% (0.6% of Total Investments)

3,887	Sabre, Inc., Term Loan	4.885%	9/30/14	B+	3,299,530

	IT Services – 4.9% (2.9% of Total Investments)

981	Attachmate, Term Loan	5.946%	4/13/13	BB-	828,837
5,975	First Data Corporation, Term Loan B-2	5.355%	9/24/14	BB-	5,629,729
338	Infor Global Solutions Intermediate Holdings, Ltd., Delayed Term Loan	6.450%	7/28/12	B+	280,725
647	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan	6.450%	7/28/12	B+	519,447
10,160	SunGard Data Systems, Inc., Term Loan B	4.878%	2/28/14	BB	9,648,476

18,101	Total IT Services				16,907,214

	Leisure Equipment & Products – 1.4% (0.8% of Total Investments)

5,468	Bombardier Recreational Products, Inc., Term Loan	5.320%	6/28/13	B+	4,857,720

	Machinery – 1.5% (0.9% of Total Investments)

578	Navistar International Corporation, Synthetic Letter of Credit	2.614%	1/19/12	BB-	541,306
1,589	Navistar International Corporation, Term Loan	6.234%	1/19/12	BB-	1,488,591
1,975	Oshkosh Truck Corporation, Term Loan	4.760%	12/06/13	BBB-	1,896,548
279	Rexnord Corporation, Incremental Term Loan	4.978%	7/19/13	Ba2	261,117
934	Rexnord Corporation, Term Loan	5.310%	7/19/13	Ba2	876,025

5,355	Total Machinery				5,063,587

	Media – 29.0% (17.1% of Total Investments)

1,955	AMC Entertainment, Inc., Term Loan	4.636%	1/28/13	Ba1	1,850,967
993	CanWest Mediaworks LP, Term Loan	5.085%	7/10/15	Ba1	952,800
5,945	Cequel Communications LLC, Term Loan B	4.758%	11/05/13	BB-	5,435,182
3,000	Charter Communications Operating Holdings LLC, Holdco Term Loan	5.171%	3/06/14	B+	2,437,500
7,781	Charter Communications Operating Holdings LLC, Term Loan	4.900%	3/06/14	B+	6,892,228
4,079	Clear Channel Entertainment, Term Loan B	5.450%	6/20/13	Ba3	3,752,490
971	Cumulus Media, Inc., Term Loan	4.473%	6/11/14	Ba3	837,007
2,000	HIT Entertainment, Inc., Term Loan	8.600%	2/26/13	B-	1,650,000
2,928	HIT Entertainment, Inc., Term Loan B	5.070%	3/20/12	Ba3	2,649,962
4,938	Idearc, Inc., Term Loan	4.707%	11/17/14	BBB-	4,085,781
2,970	Metro-Goldwyn-Mayer Studios, Inc., Term Loan	5.946%	4/08/12	N/R	2,386,211
8,902	Metro-Goldwyn-Mayer Studios, Inc., Term Loan B	5.946%	4/08/12	N/R	7,152,488
11,842	Neilsen Finance LLC, Term Loan	5.346%	8/09/13	Ba3	11,230,522
3,000	NextMedia Operating, Inc., Term Loan, Second Lien	7.200%	11/15/12	CCC+	2,400,000
3,049	Philadelphia Newspapers, Term Loan A, (7)	16.500%	6/29/12	N/R	1,600,698
1,912	ProQuest Company, Term Loan B	5.209%	2/09/14	N/R	1,801,746
3,852	Regal Cinemas Corporation, Term Loan	4.196%	10/27/13	Ba2	3,666,367
14,888	Tribune Company, Term Loan B	5.542%	6/04/14	B	11,072,578
3,733	Tribune Company, Term Loan X	5.478%	6/04/09	B	3,560,667
15,000	Univision Communications, Inc., Term Loan	5.147%	9/29/14	Ba3	12,670,312
2,000	Univision Communications, Inc., Term Loan, Second Lien	5.363%	3/29/09	B3	1,923,333
427	Valassis Communications, Inc., Delayed Draw Term	6.000%	3/02/14	BB	398,045
1,291	Valassis Communications, Inc., Tranche B, Term Loan	4.450%	3/02/14	BB	1,204,334
4,780	WMG Acquisition Corporation, Term Loan	4.315%	2/28/11	BB-	4,418,929
4,025	Yell Group PLC, Term Loan	4.863%	10/27/12	N/R	3,581,532

116,261	Total Media				99,611,679

	Metals & Mining – 2.0% (1.2% of Total Investments)

2,515	Amsted Industries, Inc., Delayed Draw Term Loan	4.922%	4/08/13	BB	2,477,524
3,459	Amsted Industries, Inc., Term Loan	4.749%	4/08/13	BB	3,407,263
997	John Maneely Company, Term Loan	6.031%	12/08/13	B+	900,701

6,971	Total Metals & Mining				6,785,488

	Oil, Gas & Consumable Fuels – 2.0% (1.2% of Total Investments)

575	Calumet Lubricants Company LP, Credit Linked Deposit	6.534%	12/17/14	BB-	543,103
4,414	Calumet Lubricants Company LP, Term Loan	7.065%	12/17/14	BB-	4,171,442
301	Coffeyville Resources LLC, Credit Linked Deposit	5.448%	12/28/10	BB-	282,186
975	Coffeyville Resources LLC, Term Loan D	5.450%	12/28/13	BB-	915,711
1,000	RAM Energy Resources, Inc., Term Loan	10.250%	11/29/12	B3	935,000

7,265	Total Oil, Gas & Consumable Fuels				6,847,442

	Paper & Forest Products – 4.8% (2.8% of Total Investments)

7,820	Georgia-Pacific Corporation, Term Loan B	4.727%	12/21/12	BB+	7,513,311
3,078	Georgia-Pacific Corporation, Term Loan B-2	4.684%	12/24/12	BB+	2,957,156
90	Ply Gem Industries, Inc., Canadian Term Loan	5.450%	8/15/11	BB-	77,178
2,863	Ply Gem Industries, Inc., Term Loan B3	5.450%	8/15/11	BB-	2,467,302
3,980	Wilton Products, Term Loan	6.320%	11/16/14	Ba3	3,482,500

17,831	Total Paper & Forest Products				16,497,447

	Real Estate Investment Trust – 0.2% (0.1% of Total Investments)

868	LandSource Holding Company LLC, Term Loan	7.000%	2/27/13	N/R	615,253

	Real Estate Management & Development – 4.6% (2.7% of Total Investments)

4,563	Capital Automotive LP, Term Loan	4.460%	12/15/10	BB+	4,425,283
8,360	LNR Property Corporation, Term Loan B	6.360%	7/12/11	BB	6,998,888
4,963	Realogy Corporation Delayed Draw Term Loan	5.717%	10/01/13	BB-	4,259,276

17,886	Total Real Estate Management & Development				15,683,447

	Road & Rail – 4.7% (2.7% of Total Investments)

444	Hertz Corporation, Letter of Credit	2.599%	12/21/12	BB+	426,919
2,458	Hertz Corporation, Term Loan	4.224%	12/21/12	BB+	2,361,012
17,674	Swift Transportation Company, Inc., Term Loan	6.500%	5/10/14	B+	13,171,127

20,576	Total Road & Rail				15,959,058

	Semiconductors & Equipment – 0.5% (0.3% of Total Investments)

1,975	Freescale Semiconductor, Inc., Term Loan	4.459%	11/29/13	Ba1	1,716,005

	Software – 3.5% (2.1% of Total Investments)

6,272	Dealer Computer Services, Inc., Term Loan	4.886%	10/26/12	BB	6,005,277
4,000	Dealer Computer Services, Inc., Term Loan, Second Lien	8.386%	10/26/13	B	3,770,000
2,992	IPC Systems, Inc., Term Loan	4.946%	5/31/14	B+	2,286,739

13,264	Total Software				12,062,016

	Specialty Retail – 5.9% (3.5% of Total Investments)

453	Blockbuster, Inc., Tranche A, Term Loan	8.717%	8/20/09	B	437,430
2,014	Blockbuster, Inc., Tranche B, Term Loan	8.572%	8/20/11	B	1,889,223
970	Burlington Coat Factory Warehouse Corporation, Term Loan	5.340%	5/28/13	B2	817,499
6,768	Michaels Stores, Inc., Term Loan	5.204%	10/31/13	B	6,001,910
1,970	Sally Holdings LLC, Term Loan	5.600%	11/16/13	BB-	1,880,998
7,000	TRU 2005 RE Holding Co I LLC, Term Loan	5.709%	12/08/08	B3	6,475,000
2,985	TRU 2005 RE Holding Co I LLC, Term Loan B	7.315%	7/19/12	BB-	2,820,149

22,160	Total Specialty Retail				20,322,209

	Textiles, Apparel & Luxury Goods – 1.8% (1.1% of Total Investments)

1,395	HBI Branded Apparel Limited, Inc., Term Loan	4.615%	9/05/13	BB	1,371,981
1,000	HBI Branded Apparel Limited, Inc., Term Loan, Second Lien	6.657%	3/05/14	B1	993,750
3,950	Visant Holding Corporation, Term Loan C	6.718%	7/29/10	Ba1	3,804,982

6,345	Total Textiles, Apparel & Luxury Goods				6,170,713

	Trading Companies & Distributors – 0.5% (0.3% of Total Investments)

1,980	Ashtead Group Public Limited Company, Term Loan	4.500%	8/31/11	BB+	1,851,300

	Wireless Telecommunication Services – 1.9% (1.1% of Total Investments)

7,000	Asurion Corporation, Term Loan	6.095%	7/03/14	N/R	6,477,912

$551,518	Total Variable Rate Senior Loan Interests (cost $542,634,145)				494,755,260

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Corporate Bonds – 15.4% (9.0% of Total Investments)

	Diversified Telecommunication Services – 2.8% (1.7% of Total Investments)

$10,000	Qwest Corporation, Floating Rate Note, 3.250% plus three-month LIBOR	6.100%	6/15/13	BBB-	$9,625,000

	Health Care Equipment & Supplies – 0.4% (0.2% of Total Investments)

1,500	Reable Therapeutics Financing Corporation	11.750%	11/15/14	CCC+	1,391,250

	Health Care Providers & Services – 0.9% (0.5% of Total Investments)

3,000	Community Health Systems, Inc.	8.875%	7/15/15	B	3,135,000

	Hotels, Restaurants & Leisure – 0.9% (0.5% of Total Investments)

4,000	Quapaw Tribe of Oklahoma Downstream Development Authority	12.000%	10/15/15	B-	3,060,000

	Media – 4.4% (2.6% of Total Investments)

15,000	Cablevision Systems Corporation, Floating Rate Note, 4.500% plus six-month LIBOR, 144A	7.465%	4/01/09	B+	15,187,500

	Oil, Gas & Consumable Fuels – 0.5% (0.3% of Total Investments)

2,000	Baseline Oil & Gas Corporation	12.500%	10/01/12	CCC+	1,880,000

	Paper & Forest Products – 0.6% (0.4% of Total Investments)

2,000	Verso Paper Holdings LLC, Series B	9.125%	8/01/14	B+	2,075,000

	Real Estate Investment Trust – 0.8% (0.5% of Total Investments)

3,000	Felcor Lodging LP, Floating Rate Note, 1.875% plus six-month LIBOR	4.840%	12/01/11	Ba3	2,752,500

	Semiconductors & Equipment – 3.3% (1.9% of Total Investments)

1,000	Avago Technologies Finance Pte. Ltd., Floating Rate Note, 5.500% plus three-month LIBOR	8.350%	6/01/13	BB-	1,002,500
11,000	NXP BV, Floating Rate Note, 2.750% plus three-month LIBOR	5.600%	10/15/13	BB-	10,161,250

12,000	Total Semiconductors & Equipment				11,163,750

	Software – 0.3% (0.1% of Total Investments)

1,000	Telcordia Technologies, Floating Rate Note, 3.75% plus three-month LIBOR, 144A	6.600%	7/15/12	B	835,000

	Trading Companies & Distributors – 0.5% (0.3% of Total Investments)

2,000	Penhall International Corporation	12.000%	8/01/14	B-	1,540,000

$55,500	Total Corporate Bonds (cost $55,515,630)				52,645,000

Shares	Description (1)				Value

	Warrants – 0.2% (0.1% of Total Investments)

26,182	Reliant Energy Inc., Warrant Class A (8)				$540,658

	Total Warrants (cost $184,678)				540,658

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value

	Short-Term Investments – 10.1% (5.9% of Total Investments)

$34,363	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/08, repurchase price $34,365,119, collateralized by $33,910,000 U.S. Treasury Notes, 4.375%, due 11/15/08, value $35,054,463	1.730%	5/01/08		$34,363,468

	Total Short-Term Investments (cost $34,363,468)				34,363,468

	Total Investments (cost $632,697,921) – 170.3%				582,304,386

	Other Assets Less Liabilities – (0.1)%				(465,950)

	Preferred Shares, at Liquidation Value – (70.2)% (9)				(240,000,000)

	Net Assets Applicable to Common Shares – 100%				$341,838,436

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)
Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(3)
Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)
Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(5)	Position, or portion of position, represents an unfunded Senior Loan commitment outstanding at April 30, 2008. At April 30, 2008, the Fund had unfunded senior loan commitments of $3,766,175.

(6)	Negative value represents unrealized depreciation on unfunded Senior Loan commitment outstanding at April 30, 2008.

(7)	Non-income producing. Non-income producing, in the case of a Senior Loan, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.

(9)	Preferred Shares, at Liquidation Value as a percentage of total investments is (41.2)%.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

TBD
Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing certain gains and losses on investment transactions and recognition of premium amortization. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At April 30, 2008, the cost of investments was $633,416,022.
Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2008, were as follows:

Gross unrealized:
Appreciation	$1,190,639
Depreciation	(52,302,275)

Net unrealized appreciation (depreciation) of investments	$(51,111,636)

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)  Nuveen Floating Rate Income Opportunity Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date June 27, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date June 27, 2008

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date June 27, 2008

*	Print the name and title of each signing officer under his or her signature.